INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SUMMARY OF RECONCILING DIFFERENCES BETWEEN U.S. FEDERAL STATUTORY AND EFFECTIVE INCOME TAX RATE

	2021	2020
Federal income taxes at statutory rate	21.00%	21.00%
State income taxes at statutory rate	8.90%	6.90%
Permanent differences	0.00%	0.00%
Stock compensation/consultant stock	19.80%	0.00%
Debt discounts	(2.27)%	0.00%
Change in valuation allowance	(47.43)%	(27.90)%
Totals	0.00%	(0.00)%

SUMMARY DEFERRED TAX ASSET AND (LIABILITY)

The following is a summary of the net deferred tax asset (liability) as of December 31, 2021 and 2020:

	As of December 31, 2021	As of December 31, 2020
Deferred tax assets (liabilities):
Net operating losses	$580,302	$277,704
Stock compensation/consultant stock	3,308,200	-
Debt discounts	(378,743)	-
Other expense	-	-
Total deferred tax assets (liabilities)	3,509,759	79,005
Less: Valuation allowance	(3,509,759)	(79,005)

Net deferred tax assets (liabilities)	$-	$-

SUMMARY OF PROVISION (BENEFIT) FOR INCOME TAXES	The provision (benefit) for income taxes for the year ended December 31, 2021 and 2020 is as follows and represents minimum state taxes:
Current	$800	$800
Deferred	-	-

Total	$800	$800